Quarterly Report
January 31, 2020
MFS®  Lifetime®  Income Fund

Portfolio of Investments
1/31/20 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 100.0%
Bond Funds – 71.3%
MFS Emerging Markets Debt Fund - Class R6	837,119	$12,632,119
MFS Emerging Markets Debt Local Currency Fund - Class R6	895,196	6,239,519
MFS Global Bond Fund - Class R6	3,438,898	31,603,474
MFS Government Securities Fund - Class R6	6,249,640	63,121,365
MFS High Income Fund - Class R6	5,487,839	18,878,166
MFS Inflation-Adjusted Bond Fund - Class R6	5,931,624	63,231,114
MFS Limited Maturity Fund - Class R6	20,881,841	125,917,499
MFS Total Return Bond Fund - Class R6	11,270,307	126,227,437
		$447,850,693
International Stock Funds – 4.9%
MFS Blended Research International Equity Fund - Class R6	1,389,426	$15,353,162
MFS International Growth Fund - Class R6	85,211	3,088,035
MFS International Intrinsic Value Fund - Class R6	68,508	3,098,623
MFS Research International Fund - Class R6	481,782	9,269,493
		$30,809,313
Specialty Funds – 4.0%
MFS Commodity Strategy Fund - Class R6	2,489,069	$12,370,672
MFS Global Real Estate Fund - Class R6	700,843	12,446,978
		$24,817,650
U.S. Stock Funds – 19.7%
MFS Blended Research Core Equity Fund - Class R6	438,187	$12,356,869
MFS Blended Research Growth Equity Fund - Class R6	806,162	12,382,643
MFS Blended Research Mid Cap Equity Fund - Class R6	1,531,801	18,550,106
MFS Blended Research Small Cap Equity Fund - Class R6	449,419	6,112,103
MFS Blended Research Value Equity Fund - Class R6	922,895	12,348,340
MFS Growth Fund - Class R6	93,753	12,427,870
MFS Mid Cap Growth Fund - Class R6	400,005	9,292,116
MFS Mid Cap Value Fund - Class R6	374,031	9,261,002
MFS New Discovery Fund - Class R6	94,978	3,077,282
MFS New Discovery Value Fund - Class R6	192,709	3,066,005
MFS Research Fund - Class R6	266,332	12,384,444
MFS Value Fund - Class R6	281,929	12,325,944
		$123,584,724
Money Market Funds – 0.1%
MFS Institutional Money Market Portfolio, 1.62% (v)	855,554	$855,639
Total Investment Companies		$627,918,019

Other Assets, Less Liabilities – 0.0%		253,883
Net Assets – 100.0%		$628,171,902
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate value of the fund’s investments in affiliated issuers was $627,918,019.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
1/31/20 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.
Equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Debt instruments sold short are generally valued at an evaluated or composite mean as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of January 31, 2020 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Mutual Funds	$627,918,019	$—	$—	$627,918,019
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Blended Research Core Equity Fund	$11,448,429	$2,207,681	$1,994,005	$80,132	$614,632	$12,356,869
MFS Blended Research Growth Equity Fund	11,440,815	1,954,766	1,951,007	102,206	835,863	12,382,643
MFS Blended Research International Equity Fund	14,329,986	2,859,733	2,202,392	47,645	318,190	15,353,162
MFS Blended Research Mid Cap Equity Fund	17,237,209	3,232,132	2,436,235	95,023	421,977	18,550,106
MFS Blended Research Small Cap Equity Fund	5,711,851	1,499,546	1,020,590	33,620	(112,324)	6,112,103
MFS Blended Research Value Equity Fund	11,471,311	2,104,623	1,573,640	50,055	295,991	12,348,340
MFS Commodity Strategy Fund	11,430,155	3,361,343	1,399,148	(140,340)	(881,338)	12,370,672
MFS Emerging Markets Debt Fund	11,485,934	1,162,802	662,880	(1,002)	647,265	12,632,119
MFS Emerging Markets Debt Local Currency Fund	5,750,151	778,657	654,483	(64,625)	429,819	6,239,519
MFS Global Bond Fund	28,690,105	3,051,220	1,593,663	(82,847)	1,538,659	31,603,474
MFS Global Real Estate Fund	11,486,614	1,950,668	1,657,112	68,881	597,927	12,446,978
MFS Government Securities Fund	57,342,926	6,215,121	2,967,261	(81,816)	2,612,395	63,121,365
MFS Growth Fund	11,455,389	1,309,304	1,985,745	556,654	1,092,268	12,427,870
MFS High Income Fund	17,250,148	1,863,462	551,937	(10,508)	327,001	18,878,166
MFS Inflation-Adjusted Bond Fund	57,319,971	6,487,854	3,408,362	(31,506)	2,863,157	63,231,114
MFS Institutional Money Market Portfolio	597,869	36,994,483	36,736,827	49	65	855,639
MFS International Growth Fund	2,869,019	431,568	373,092	14,196	146,344	3,088,035
MFS International Intrinsic Value Fund	2,873,250	435,489	308,762	6,674	91,972	3,098,623
MFS Limited Maturity Fund	114,759,694	12,742,768	3,181,679	(34,475)	1,631,191	125,917,499
MFS Mid Cap Growth Fund	8,613,320	969,322	1,386,938	349,817	746,595	9,292,116
MFS Mid Cap Value Fund	8,608,502	1,569,334	1,298,937	39,870	342,233	9,261,002
MFS New Discovery Fund	2,859,618	677,547	610,916	35,928	115,105	3,077,282
MFS New Discovery Value Fund	2,861,559	685,239	531,673	19,998	30,882	3,066,005
MFS Research Fund	11,467,931	1,762,426	1,810,045	94,460	869,672	12,384,444
MFS Research International Fund	8,607,451	1,206,206	1,158,033	53,651	560,218	9,269,493
MFS Total Return Bond Fund	114,726,834	11,729,922	6,589,110	(19,690)	6,379,481	126,227,437
MFS Value Fund	11,504,330	1,815,099	1,701,631	67,127	641,019	12,325,944
	$574,200,371	$111,058,315	$81,746,103	$1,249,177	$23,156,259	$627,918,019
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Blended Research Core Equity Fund	$204,473	$434,353
MFS Blended Research Growth Equity Fund	109,534	450,002
MFS Blended Research International Equity Fund	468,196	—
MFS Blended Research Mid Cap Equity Fund	292,030	596,868
MFS Blended Research Small Cap Equity Fund	85,627	32,308
MFS Blended Research Value Equity Fund	278,685	—
MFS Commodity Strategy Fund	234,730	—
MFS Emerging Markets Debt Fund	421,878	—
MFS Emerging Markets Debt Local Currency Fund	221,859	—

Supplemental Information (unaudited) – continued
Affiliated Issuers − continued	Dividend Income	Capital Gain Distributions
MFS Global Bond Fund	$561,304	$—
MFS Global Real Estate Fund	690,579	—
MFS Government Securities Fund	1,104,925	—
MFS Growth Fund	—	197,201
MFS High Income Fund	663,273	—
MFS Inflation-Adjusted Bond Fund	1,115,256	—
MFS Institutional Money Market Portfolio	19,501	—
MFS International Growth Fund	35,288	11,998
MFS International Intrinsic Value Fund	37,625	90,672
MFS Limited Maturity Fund	2,504,002	—
MFS Mid Cap Growth Fund	—	75,191
MFS Mid Cap Value Fund	139,857	77,376
MFS New Discovery Fund	70,022	137,568
MFS New Discovery Value Fund	73,794	76,706
MFS Research Fund	159,572	326,379
MFS Research International Fund	186,696	—
MFS Total Return Bond Fund	2,806,134	—
MFS Value Fund	208,694	153,819
	$12,693,534	$2,660,441
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